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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08363

Evergreen Select Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for two of its series, Evergreen Special Equity Fund, Evergreen Strategic Growth Fund, for the quarter ended June 30, 2006. These two series have a September 30 fiscal year end.

Date of reporting period:        June 30, 2006

Item 1 – Schedule of Investments

EVERGREEN SPECIAL EQUITY FUND
SCHEDULE OF INVESTMENTS

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 98.5%
CONSUMER DISCRETIONARY 15.4%
Auto Components 0.1%
Accuride Corp.	16,961	$211,504

Diversified Consumer Services 2.0%
ITT Educational Services, Inc. * þ	17,057	1,122,521
Jackson Hewitt Tax Service, Inc. þ	39,553	1,239,987
Steiner Leisure, Ltd. *	34,276	1,354,930

		3,717,438

Hotels, Restaurants & Leisure 3.2%
Choice Hotels International, Inc.	31,800	1,927,080
Denny's Corp. þ	265,768	980,684
Dover Downs Gaming & Entertainment, Inc.	31,461	617,894
IHOP Corp. þ	23,640	1,136,611
Morgans Hotel Group Co.	21,200	329,872
Ruby Tuesday, Inc. þ	45,836	1,118,857

		6,110,998

Household Durables 0.1%
Kimball International, Inc.	10,600	208,926

Leisure Equipment & Products 0.3%
JAKKS Pacific, Inc. þ	29,318	588,998

Media 1.4%
Emmis Communications Corp. þ	80,342	1,256,549
Reader’s Digest Association, Inc. þ	107,160	1,495,953

		2,752,502

Multi-line Retail 0.4%
Conn's, Inc. * þ	27,165	721,231

Specialty Retail 6.2%
Aaron Rents, Inc., Class B þ	63,452	1,705,590
Charlotte Russe Holdings, Inc. þ	45,262	1,083,572
Christopher & Banks Corp. þ	50,610	1,467,690
Dress Barn, Inc. þ	73,382	1,860,234
Gymboree Corp. þ	54,549	1,896,123
Pantry, Inc. * þ	30,388	1,748,526
Select Comfort Corp. þ	82,290	1,890,201

		11,651,936

Textiles, Apparel & Luxury Goods 1.7%
Deckers Outdoor Corp. * þ	41,870	1,614,507
Skechers USA, Inc. þ	66,478	1,602,785

		3,217,292

CONSUMER STAPLES 3.0%
Food & Staples Retailing 0.7%
Smart & Final, Inc. * þ	75,212	1,266,570

Food Products 1.0%
Delta & Pine Land Co. þ	38,829	1,141,572
Premium Standard Farms, Inc.	46,877	760,814

		1,902,386

Personal Products 1.3%
Chattem, Inc. * þ	31,819	966,343
NBTY, Inc. *	37,003	884,742
Parlux Fragrances, Inc. * þ	61,043	591,507

		2,442,592

EVERGREEN SPECIAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 7.2%
Energy Equipment & Services 4.3%
Grey Wolf, Inc. * þ	217,395	$1,673,941
Hornbeck Offshore Services, Inc. þ	51,513	1,829,742
Maverick Tube Corp. * þ	16,395	1,036,000
Parker Drilling Co. þ	182,586	1,310,967
Pioneer Drilling Co. *	13,549	209,197
Veritas DGC, Inc. * þ	37,982	1,959,112

		8,018,959

Oil, Gas & Consumable Fuels 2.9%
Helix Energy Solutions, Inc. * þ	59,161	2,387,738
Holly Corp.	35,634	1,717,559
Swift Energy Co. * þ	33,777	1,450,046

		5,555,343

FINANCIALS 8.6%
Commercial Banks 1.1%
Independent Bank Corp. þ	40,504	1,065,255
Pacific Capital Bancorp þ	34,507	1,073,858

		2,139,113

Consumer Finance 1.7%
Advanta Corp., Class B þ	10,631	382,184
Asta Funding, Inc. þ	46,920	1,757,154
World Acceptance Corp.	29,128	1,034,627

		3,173,965

Insurance 3.4%
Delphi Financial Group, Inc. þ	16,580	602,831
Direct General Corp. þ	63,609	1,076,264
Ohio Casualty Corp.	59,306	1,763,168
Reinsurance Group of America, Inc.	36,309	1,784,587
Zenith National Insurance Corp. þ	28,188	1,118,218

		6,345,068

Thrifts & Mortgage Finance 2.4%
Accredited Home Lenders Holding Co. þ	24,339	1,163,647
Corus Bankshares, Inc. þ	49,895	1,306,251
Old Second Bancorp, Inc. þ	22,685	703,235
PFF Bancorp, Inc. þ	41,936	1,390,598

		4,563,731

HEALTH CARE 19.2%
Biotechnology 5.1%
Arena Pharmaceuticals, Inc. * þ	65,062	753,418
ArQule, Inc. * þ	213,009	1,201,371
Cell Genesys, Inc. þ	198,101	994,467
Enzon Pharmaceuticals, Inc.	20,841	157,141
Incyte Corp. * þ	275,127	1,265,584
Isis Pharmaceuticals * þ	141,599	856,674
Lexicon Genetics, Inc. * þ	259,022	1,137,106
Medarex, Inc. * þ	175,942	1,690,803
Myriad Genetics, Inc. þ	43,988	1,110,697
Tercica, Inc. * þ	82,024	433,907

		9,601,168

Health Care Equipment & Supplies 4.9%
Anika Therapeutics, Inc. * þ	63,882	618,378
Candela Corp. þ	75,108	1,191,213
Dade Behring Holdings, Inc.	29,146	1,213,639

EVERGREEN SPECIAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Greatbatch, Inc. þ	54,106	$1,276,902
Hologic, Inc. * þ	34,975	1,726,366
Immucor, Inc. *	57,862	1,112,686
NeuroMetrix, Inc. *	10,940	333,232
Palomar Medical Technologies, Inc. * þ	41,025	1,871,971

		9,344,387

Health Care Providers & Services 5.3%
American Retirement Corp. * þ	45,836	1,502,046
AMERIGROUP Corp. *	31,413	975,060
LCA-Vision, Inc. þ	32,563	1,722,908
Magellan Health Services, Inc. * þ	38,056	1,724,317
Molina Healthcare, Inc. þ	52,068	1,981,188
Odyssey HealthCare, Inc. * þ	48,987	860,702
Sierra Health Services, Inc. * þ	27,344	1,231,300

		9,997,521

Health Care Technology 0.8%
TriZetto Group, Inc. * þ	100,056	1,479,828

Life Sciences Tools & Services 1.3%
Molecular Devices Corp. þ	48,943	1,495,698
PAREXEL International Corp.	35,881	1,035,167

		2,530,865

Pharmaceuticals 1.8%
Alpharma, Inc. þ	67,058	1,612,074
K-V Pharmaceutical Co. * þ	91,915	1,715,134

		3,327,208

INDUSTRIALS 16.2%
Aerospace & Defense 0.6%
United Industrial Corp. þ	26,659	1,206,320

Air Freight & Logistics 0.3%
EGL, Inc. *	11,983	601,547

Airlines 1.1%
Continental Airlines, Inc., Class B þ	71,363	2,126,617

Building Products 0.7%
American Woodmark Corp. þ	39,251	1,375,355

Commercial Services & Supplies 5.3%
Corporate Executive Board Co.	15,808	1,583,962
Jacuzzi Brands, Inc. þ	211,136	1,857,997
Kforce, Inc. * þ	113,777	1,762,406
Korn/Ferry International * þ	77,882	1,525,708
Spherion Corp. * þ	156,666	1,428,794
United Stationers, Inc. * þ	35,880	1,769,601

		9,928,468

Construction & Engineering 0.5%
Chicago Bridge & Iron Co. NV	38,988	941,560

Electrical Equipment 1.8%
Regal-Beloit Corp. þ	39,532	1,745,338
Thomas & Betts Corp. *	31,370	1,609,281
Vicor Corp.	5,639	93,438

		3,448,057

EVERGREEN SPECIAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 2.2%
Mueller Industries, Inc.	42,499	$1,403,742
Nordson Corp. þ	36,002	1,770,578
Oshkosh Truck Corp.	18,753	891,143

		4,065,463

Road & Rail 2.2%
Amerco þ	21,765	2,190,865
Celadon Group, Inc. *	89,331	1,968,844

		4,159,709

Trading Companies & Distributors 1.5%
Applied Industrial Technologies, Inc.	39,719	965,569
WESCO International, Inc. þ	25,547	1,762,743

		2,728,312

INFORMATION TECHNOLOGY 24.4%
Communications Equipment 0.8%
Polycom, Inc. *	18,426	403,898
Symmetricom, Inc. * þ	149,455	1,056,647

		1,460,545

Computers & Peripherals 1.9%
Brocade Communications Systems, Inc. *	92,823	569,933
Emulex Corp. *	85,610	1,392,875
Komag, Inc. * þ	17,243	796,282
Western Digital Corp. * þ	48,060	952,068

		3,711,158

Electronic Equipment & Instruments 3.7%
Brightpoint, Inc. * þ	72,066	975,053
Coherent, Inc. *	7,287	245,790
Kemet Corp. * þ	127,404	1,174,665
Littelfuse, Inc. *	5,725	196,825
Optimal Group, Inc., Class A * þ	42,460	573,635
Orbotech, Ltd. *	46,750	1,071,977
Photon Dynamics, Inc. þ	36,392	455,628
Plexus Corp.	29,680	1,015,353
TTM Technologies, Inc. * þ	89,816	1,299,638

		7,008,564

Internet Software & Services 3.9%
Digital Insight Corp. *	50,718	1,739,120
Digital River, Inc. * þ	36,476	1,473,265
InfoSpace, Inc. * þ	42,292	958,760
RealNetworks, Inc. þ	175,666	1,879,626
Websense, Inc. * þ	63,955	1,313,636

		7,364,407

IT Services 2.6%
Acxiom Corp. þ	76,988	1,924,700
MPS Group, Inc. * þ	104,523	1,574,116
Sykes Enterprises, Inc. *	87,328	1,411,221

		4,910,037

Semiconductors & Semiconductor Equipment 6.7%
Advanced Energy Industries, Inc. *	72,106	954,683
Atmel Corp. * þ	307,519	1,706,731

EVERGREEN SPECIAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
Cymer, Inc. * þ	41,264	$1,917,125
FEI Co. þ	73,534	1,667,751
IXYS Corp. *	115,509	1,108,886
Micrel, Inc. * þ	93,153	932,462
ON Semiconductor Corp. þ	334,133	1,964,702
Trident Microsystems, Inc. * þ	44,943	853,018
Zoran Corp. * þ	63,346	1,541,842

		12,647,200

Software 4.8%
Altiris, Inc.	81,637	1,472,732
Aspen Technology, Inc. þ	99,551	1,306,109
FileNet Corp.	35,518	956,500
Mentor Graphics Corp. þ	77,226	1,002,393
MicroStrategy, Inc., Class A þ	19,473	1,899,007
Radiant Systems, Inc. þ	107,910	1,140,609
Sybase, Inc. * þ	63,643	1,234,674

		9,012,024

MATERIALS 3.9%
Chemicals 0.2%
Arch Chemicals, Inc.	10,769	388,223

Construction Materials 1.0%
Eagle Materials, Inc.	38,102	1,809,845

Metals & Mining 2.7%
IPSCO, Inc.	16,061	1,536,877
Quanex Corp.	41,304	1,778,963
Reliance Steel & Aluminum Co.	21,322	1,768,660

		5,084,500

TELECOMMUNICATION SERVICES 0.6%
Wireless Telecommunication Services 0.6%
Centennial Communications Corp. þ	121,018	629,293
Syniverse Holdings, Inc. þ	41,008	602,818

		1,232,111

Total Common Stocks (cost $168,690,969)		186,079,551

	Principal Amount	Value

SHORT-TERM INVESTMENTS 28.7%
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bill, 4.75%, 08/10/2006 ƒ †	$300,000	298,496

EVERGREEN SPECIAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 28.5%
Evergreen Institutional Money Market Fund ø	2,429,810	$2,429,810
Navigator Prime Portfolio þþ	51,436,532	51,436,532

		53,866,342

Total Short-Term Investments (cost $54,164,838)		54,164,838

Total Investments (cost $222,855,807) 127.2%		240,244,389
Other Assets and Liabilities (27.2%)		(51,373,023)

Net Assets 100.0%		$188,871,366

*	Non-income producing security
þ	All or a portion of this security is on loan.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.
At June 30, 2006, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at June 30, 2006	Unrealized Gain

September 2006	8 Russell 2000 Index Futures	$2,768,056	$2,885,600	$117,544

On June 30, 2006, the aggregate cost of securities for federal income tax purposes was $222,943,517. The gross unrealized appreciation and depreciation on securities based on tax cost was $27,084,951 and $9,784,079, respectively, with a net unrealized appreciation of $17,300,872.

EVERGREEN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 96.1%
CONSUMER DISCRETIONARY 11.1%
Hotels, Restaurants & Leisure 2.5%
McDonald's Corp.	520,100	$17,475,360
Starwood Hotels & Resorts Worldwide, Inc.	320,870	19,361,296

		36,836,656

Multi-line Retail 3.4%
Federated Department Stores, Inc.	312,010	11,419,566
Nordstrom, Inc.	456,875	16,675,937
Target Corp.	451,540	22,066,760

		50,162,263

Specialty Retail 3.4%
Best Buy Co., Inc.	410,265	22,498,933
Gap, Inc.	1,048,750	18,248,250
Ross Stores, Inc. þ	355,250	9,964,762

		50,711,945

Textiles, Apparel & Luxury Goods 1.8%
Coach, Inc. *	921,905	27,564,960

CONSUMER STAPLES 7.1%
Beverages 1.6%
PepsiCo, Inc.	396,550	23,808,862

Household Products 2.7%
Procter & Gamble Co.	721,523	40,116,679

Tobacco 2.8%
Altria Group, Inc.	578,680	42,492,472

ENERGY 7.2%
Energy Equipment & Services 7.2%
ENSCO International, Inc.	175,035	8,055,110
Grant Prideco, Inc. *	434,825	19,458,419
Halliburton Co.	333,085	24,718,238
Nabors Industries, Ltd. * þ	207,000	6,994,530
National Oilwell Varco, Inc. *	286,475	18,139,597
Schlumberger, Ltd.	195,300	12,715,983
Transocean, Inc. *	210,540	16,910,573

		106,992,450

FINANCIALS 8.1%
Capital Markets 6.3%
Franklin Resources, Inc.	230,900	20,044,429
Goldman Sachs Group, Inc. þ	141,925	21,349,778
Merrill Lynch & Co., Inc.	327,225	22,761,771
Morgan Stanley	286,200	18,090,702
Nuveen Investments, Inc., Class A þ	261,390	11,252,839

		93,499,519

Insurance 1.8%
Principal Financial Group, Inc. þ	204,540	11,382,651
Prudential Financial, Inc. þ	198,950	15,458,415

		26,841,066

Real Estate Management & Development 0.0%
Franklin Capital Associates, LP  +	500,000	28,240

1

EVERGREEN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 16.1%
Biotechnology 5.0%
Amgen, Inc. *	325,720	$21,246,716
Genentech, Inc. *	320,750	26,237,350
Gilead Sciences, Inc. *	451,020	26,682,343

		74,166,409

Health Care Equipment & Supplies 2.4%
Hologic, Inc. * þ	400,980	19,792,373
St. Jude Medical, Inc. *	506,570	16,422,999

		36,215,372

Health Care Providers & Services 6.9%
Aetna, Inc.	686,100	27,395,973
Caremark Rx, Inc. * þ	408,780	20,385,859
Medco Health Solutions, Inc. *	326,140	18,681,299
UnitedHealth Group, Inc.	796,885	35,684,510

		102,147,641

Pharmaceuticals 1.8%
Allergan, Inc.	253,795	27,222,052

INDUSTRIALS 16.1%
Aerospace & Defense 9.6%
Boeing Co.	446,920	36,607,217
Honeywell International, Inc.	476,175	19,189,852
Precision Castparts Corp.	339,775	20,304,954
Rockwell Collins Corp.	438,695	24,509,890
United Technologies Corp.	663,345	42,069,340

		142,681,253

Electrical Equipment 2.1%
Emerson Electric Co.	372,250	31,198,273

Industrial Conglomerates 2.6%
General Electric Co.	335,286	11,051,027
Textron, Inc.	304,830	28,099,229

		39,150,256

Machinery 1.8%
Ingersoll-Rand Co., Ltd., Class A	383,500	16,406,130
Trinity Industries, Inc. þ	274,313	11,082,225

		27,488,355

INFORMATION TECHNOLOGY 26.0%
Communications Equipment 10.4%
Cisco Systems, Inc. *	2,382,020	46,520,850
Corning, Inc. *	393,235	9,512,355
F5 Networks, Inc. *	342,250	18,303,530
Harris Corp.	453,260	18,814,823
Motorola, Inc.	1,648,040	33,208,006
QUALCOMM, Inc.	707,850	28,363,549

		154,723,113

Computers & Peripherals 2.3%
Apple Computer, Inc. *	584,925	33,410,916
EMC Corp. *	111,015	1,217,835

		34,628,751

Internet Software & Services 2.4%
eBay, Inc. *	275,645	8,073,642
Google, Inc., Class A *	66,409	27,847,286

		35,920,928

2

EVERGREEN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 0.8%
Accenture, Ltd., Class A *	438,325	$12,413,364

Semiconductors & Semiconductor Equipment 5.3%
Broadcom Corp., Class A *	615,535	18,496,827
National Semiconductor Corp.	553,605	13,203,479
Texas Instruments, Inc.	1,116,600	33,821,814
Xilinx, Inc.	584,675	13,242,889

		78,765,009

Software 4.8%
Autodesk, Inc.	772,300	26,613,458
Oracle Corp. *	2,328,700	33,742,863
Red Hat, Inc. * þ	468,905	10,972,377

		71,328,698

MATERIALS 3.3%
Metals & Mining 3.3%
Alcoa, Inc.	645,220	20,879,319
BHP Billiton, Ltd., ADR þ	265,575	11,438,315
Freeport-McMoRan Copper & Gold, Inc. þ	303,215	16,801,143

		49,118,777

TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 1.1%
NeuStar, Inc.	491,225	16,578,844

Total Common Stocks (cost $1,370,683,170)		1,432,802,207

SHORT-TERM INVESTMENTS 9.4%
MUTUAL FUND SHARES 9.4%
Evergreen Institutional Money Market Fund ø	56,846,627	56,846,627
Navigator Prime Portfolio þþ	83,462,410	83,462,410

Total Short-Term Investments (cost $140,309,037)		140,309,037

Total Investments (cost $1,510,992,207) 105.5%		1,573,111,244
Other Assets and Liabilities (5.5%)		(82,690,767)

Net Assets 100.0%		$1,490,420,477

þ	All or a portion of this security is on loan.
*	Non-income producing security
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.
Summary of Abbreviations
ADR	American Depository Receipt

On June 30, 2006, the aggregate cost of securities for federal income tax purposes was $1,514,468,467. The gross unrealized appreciation and depreciation on securities based on tax cost was $122,066,808 and $63,424,031, respectively, with a net unrealized appreciation of $58,642,777.

3

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By:	/s/Dennis H. Ferro Dennis H. Ferro, Principal Executive Officer

Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Dennis H. Ferro Dennis H. Ferro, Principal Executive Officer

Date: August 29, 2006

By:	/s/Jeremy DePalma Jeremy DePalma Principal Financial Officer

Date: August 29, 2006